Note 5 - Fair Value Measurements (Details Textual) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 09, 2023	Sep. 30, 2023	Sep. 30, 2023	Mar. 17, 2023
Discount Rate of Project Revenue	40.75%			40.80%
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)		$ 0	$ 0
GMDC [Member]
Business Combination, Contingent Annual Payments, Percentage	5.00%			5.00%
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 4,000,000
Business Combination, Contingent Consideration Arrangements, Tax, Percentage	27.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	$ 1,000,000	1,000,000
Contingent Consideration, Gain (loss)	$ 318,000	$ 318,000